Contingencies and Commitments (Details) - Schedule of Bank’s Contractual Obligations - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank’s Contractual Obligations [Abstract]
Personal guarantees	$ 494,104	$ 924,173
Personal guarantees in local currency	193,144	483,807
Personal guarantees in foreign currency	300,960	440,366
Letter of credits of merchandise traffic operations	262,496	255,522
Transactions related to contingent events	1,641,510	1,476,599
Transactions related to contingent events in local currency	1,179,242	1,216,117
Transactions related to contingent events in foreign currency	462,268	260,482
Unrestricted prompt cancel credit lines	9,490,141	8,974,077
Other credit commitments	314,318	314,962
Credit for university studies	813	1,617
Other irrevocable credit commitments	313,505	313,345
Total	$ 12,202,569	$ 11,945,333